Share Capital (Details Narrative) (Bendon Limited)	Jan. 31, 2018
Disclosure of classes of share capital [line items]
Convertible notes, interest rate	15.00%
Bendon Limited [Member]
Disclosure of classes of share capital [line items]
Convertible notes, interest rate	7.00%
Bendon Limited [Member] | Other Equity [Member]
Disclosure of classes of share capital [line items]
Convertible notes, interest rate	15.00%